8. Project Assets (Tables)	12 Months Ended
Dec. 31, 2017
Project Assets
Summary of project assets
	December 31,	December 31,
	2017	2016
Under development-Company as project owner	$59,315	$48,605
Under development-Company expected to be project owner upon the completion of construction*	10,944	9,124
Total project assets	70,259	57,729
Current, net of impairment loss	$42,211	$27,980
Noncurrent	$28,048	$29,749